PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepaid expenses and other current assets, net

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deductible input VAT	494,013	606,520	92,953
Prepaid rental and deposits	146,920	241,718	37,044
Prepayments for materials and advertising fees	35,730	19,677	3,016
Interest receivables	2,818	5,975	916
Payments in relation to Fabricated Transactions	992,673	—	—
Others	46,699	61,607	9,442
	1,718,853	935,497	143,371
Less: allowance for unrecoverable payments in relation to Fabricated Transactions and other prepayments	(58,414)	—	—

	1,660,439	935,497	143,371